UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-21508

              Equipointe Funds

(Exact name of Registrant as specified in charter)

              8700 E. Northsight Boulevard, Suite 150, Scottsdale, AZ                85260

(Address of principal executive offices)                                          (Zip code)

              Emile Moulineaux

             c/o Gemini Fund Services, LLC

             450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

              Copies to:

              Gregory J. Nowak.

             Pepper Hamilton LLP

             3000 Two Logan Square

              18th & Arch Streets

              Philadelphia, PA 19103

Registrant's telephone number, including area code:         480-948-1146

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2006

Item 1.  Reports to Stockholders.

Equipointe Growth and Income Fund

Semi-Annual Report

April 30, 2006

(Unaudited)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Equipointe Growth and Income Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Investor Information: (800) 841-0380

April 30, 2006

Dear Shareholder:

It is a pleasure to provide you with this semi annual report letter for the Equipointe Growth and Income Fund (the “Fund”), a series of the Equipointe Funds, for the period through April 30, 2006.

The most recent period has been focused on the change at the head of the Federal Reserve, inflation, energy prices, interest rates; housing strength and the capability of the consumer to keep spending.

Despite all the uncertainty, the fund hit a new closing high of $10.63 on April 19, 2006.

The summer months have not been great for equities from an historical perspective.  Economists and technicians are split on how the Fed will handle higher energy prices and inflation.  When will they stop raising rates?  Will it cause a severe slowdown?

Many factors go into day to day price movements.  We will continue our research and will react to the changing landscape.

Performance for the fund is as follows:

Performance as of 4/30/06:                            Since

3 mos.    6 mos.   Inception (2/14/05)

Lipper Balanced Fund Index    1.95%     7.85%         7.86%

Equipointe G & I Fund         0.29%     8.63%         4.16%

We classify a balance fund as a fund whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

The Lipper Balance fund Index is an equally weighted index of typically the 30 largest mutual funds in the Lipper Balanced Fund classification. Returns are adjusted for the reinvestment of capital gains distributions and income dividends

This performance data represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate. Investor shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance quoted.

An investor may obtain further information on performance, month end performance at www.equipointefunds.com or by calling shareholders services toll free at 1-800-841-0380.

Sincerely,

Mark A. Seleznov

President

Equipointe Growth and Income Fund
Schedule of Investments
April 30, 2006
(Unaudited)

Number of
Shares				Value
	COMMON STOCK		98.35%

		AEROSPACE/DEFENSE EQUIPMENT	0.87%
9,022		Orbital Sciences Corp.*		$ 141,194

		AGRICULTURAL OPERATIONS	0.82%
2,500		Bunge Ltd.+		133,375

		APPAREL - CLOTHING MANUFACTURING	1.13%
5,000		Under Armour, Inc.*+		183,900

		AUTO MANUFACTURERS	0.64%
5,000		Tata Motors Ltd-Spon ADR		103,650

		BANKS - FOREIGN	0.64%
3,000		Bancolombia SA - ADR		103,800

		BUILDING - CEMENT/CONCRETE/AG	1.05%
2,000		Vulcan Materials Co.+		169,920

		BUILDING - CONSTRUCTION PRODUCTS/MISC	0.93%
6,000		Lamson & Sessions Co.*		150,900

		BUILDING - HEAVY CONSTRUCTION	2.17%
2,000		Fluor Corp.+		185,820
2,000		Jacobs Engineering Group, Inc.*		165,400
				351,220
		BUILDING - MOBILE/MANUFACTURING & RV	0.93%
3,000		Thor Industries		151,440

		COMMERICIAL SERVICES - ADVERTISING	0.39%
2,500		Aquantive, Inc.*+		62,650

		COMMERCIAL SERVICES - SECURITY/SAFETY	1.06%
2,000		American Science & Engineering*+		171,420

		COMPUTER - MEMORY DEVICES	1.38%
3,500		Sandisk Corp.*+		223,405

		COMPUTER - SERVICES	1.00%
6,000		Electronic Data Systems		162,480

		COMPUTER SOFTWARE - DESKTOP	0.91%
5,000		Red Hat, Inc.*+		146,950

See accompanying notes to financial statements.

Equipointe Growth and Income Fund
Schedule of Investments (Continued)
April 30, 2006
(Unaudited)

Number of
Shares				Value
		COMPUTER SOFTWARE - ENTERPRISE	1.13%
2,100		BMC Software, Inc.*+		$ 45,234
9,000		Informatica Corp.*		138,330
				183,564
		DIVERSIFIED OPERATIONS	4.35%
8,000		Gencorp, Inc.*		156,320
3,000		Texas Industries, Inc.+		170,100
2,000		Textron, Inc.+		179,900
3,000		Walter Industries, Inc.		198,990
				705,310
		ELECTRONIC COMPONENTS - CONNECTORS	0.07%
208		Multi-Fineline Electronix, Inc.*		12,122

		ELECTRONIC - MEASURING INSTRUMENTS	0.64%
2,300		Waters Corp.*+		104,236

		ELECTRONIC - MISCELLANEOUS COMPONENTS	0.98%
6,000		Trident Microsystems, Inc.*+		159,600

		ELECTRONIC - MISCELLANEOUS PRODUCTS	3.23%
7,000		AU Optronics Corp.+		115,010
5,000		Ceradyne, Inc.*+		265,000
2,000		Rockwell International Corp.		144,920
				524,930
		ELECTRONIC - SEMICONDUCTORS	1.09%
6,000		Intersil Holding Corp. Cl A+		177,660

		ELECTRONIC - SEMICONDUCTOR MFG.	6.05%
3,000		Broadcom Corp. - Cl. A*		123,330
10,000		Micron Technology, Inc.*+		169,700
10,000		Qlogic Corp.*+		208,100
5,200		Sirf Technology Holdings*+		177,580
6,000		Xilinx, Inc.+		166,020
5,000		Zoran Corp.*+		137,200
				981,930
		ENERGY - OTHER	2.03%
5,000		Sunpower Corp. - Cl. A*		192,100
4,000		Suntech Power Holdings Co. Ltd.*+		137,160
				329,260
		FINANCE INVESTMENT BROKERS	2.13%
2,000		Merrill Lynch & Co, Inc.+		152,520
3,000		Morgan Stanley +		192,900
				345,420

See accompanying notes to financial statements.

Equipointe Growth and Income Fund
Schedule of Investments (Continued)
April 30, 2006
(Unaudited)

Number of
Shares				Value
		FINANCE MORTGAGE AND RELATED SERVICES	2.26%
4,000		Countrywide Credit Ind., Inc.+		$ 162,640
4,000		New Century Financial Corp.+		204,880
				367,520
		FINANCIAL SERVICES - MISC	2.18%
3,300		Checkfree Corp.*+		177,771
4,000		International Securities Exchange		175,800
				353,571
		FINANCE - REIT	5.27%
2,000		Apartment Investment & Management Co.		89,380
2,764		Healthcare Realty Trust		104,673
620		Hospitality Properties Trust		26,722
5,000		Lexington Corporate Property Trust		107,800
4,000		Liberty Property Trust		178,800
5,000		Novastar Financial, Inc.+		185,000
2,000		Simon Property Group		163,760
				856,135
		INTERNET - E-COMMERCE	0.77%
5,000		E Trade Group, Inc.*		124,400

		INTERNET - ISP/CONTENT	0.97%
3,200		J2 Global Communications, Inc.*+		157,088

		INTERNET - SOFTWARE	2.33%
5,000		Digital Insight Corp.*+		172,450
3,500		F5 Networks, Inc.*		204,960
				377,410
		LEISURE - GAMING	1.01%
6,000		Pinnacle Entertainment, Inc.*		163,800

		MACHINERY CONSTRUCTION & MINING	1.06%
6,000		JLG Industries, Inc.		172,080

		MACHINERY GENERAL INDUSTRIAL	1.77%
3,000		Flowserve Corp.*		172,560
3,000		Pentair, Inc.		114,840
				287,400
		MEDICAL - BIOMEDICAL/BIOTECH	0.80%
6,000		Nektar Therapeutics*+		129,060

		MEDICAL - BIOMEDICAL/GENETICS	4.12%
3,000		Amylin Pharmaceuticals, Inc.*		130,650
8,000		LifeCell Corp.*+		216,320
5,481		Myriad Genetics, Inc.*		140,478
5,000		Vertex Pharmaceuticals, Inc.*+		181,850
				669,298

See accompanying notes to financial statements.

Equipointe Growth and Income Fund
Schedule of Investments (Continued)
April 30, 2006
(Unaudited)

Number of
Shares				Value
		MEDICAL - DENTAL SERVICES	2.15%
3,000		Covance, Inc.*+		$ 175,050
6,000		Immucor, Inc.*+		174,300
				349,350
		MEDICAL - DENTAL SUPPLIES	0.66%
5,974		PSS World Medical, Inc.*		107,771

		MEDICAL - ETHICAL DRUGS	1.16%
6,000		Endo Pharmaceuticals Holdings, Inc.*		188,700

		MEDICAL - GENETICS	0.91%
9,000		Nuvelo, Inc.*		147,330

		MEDICAL - INSTRUMENTS	1.56%
2,000		Intuitive Surgical, Inc.*+		254,000

		MEDICAL - INSTRUMENTS	1.09%
3,700		Hologic, Inc.*		176,379

		MEDICAL - PRODUCTS	0.76%
3,000		Digene Corp.*		123,930

		MEDICAL - SYSTEMS/EQUIPMENT	0.88%
5,400		Cutera, Inc.*+		142,128

		MEDICAL - WHOLESALE DRUGS/SUPPLIES	1.06%
4,000		Amerisource Bergen Corp.		172,600

		METAL ORES - GOLD/SILVER	4.94%
3,000		Anglogold Ltd. - ADR+		164,040
5,000		Cameco Corp.+		203,250
5,000		Harmony Gold Mining Company Ltd. - ADR*+		84,000
3,000		Newmont Mining Corp. Holding Co.+		175,080
5,100		Royal Gold, Inc.+		174,777
				801,147
		METAL PROC & FABRICATION	1.27%
2,000		Ipsco, Inc.+		206,360

		OIL & GAS - DRILLING	1.00%
2,000		Transocean, Inc.*+		162,140

See accompanying notes to financial statements.

Equipointe Growth and Income Fund
Schedule of Investments (Continued)
April 30, 2006
(Unaudited)

Number of
Shares				Value
		OIL & GAS - INTERNATIONAL INTEGRATED	1.13%
3,000		ChevronTexaco Corp.+		$ 183,060

		OIL & GAS - FIELD SERVICES	0.85%
5,000		RPC, Inc. +		138,450

		OIL & GAS - REFINING	3.38%
7,500		Enterprise Products Partners		185,550
2,800		Giant Industries, Inc.*+		201,264
2,000		Sunoco, Inc.+		162,080
				548,894
		OIL & GAS U.S. EXPLORATION AND PRODUCTION	0.78%
4,000		Chesapeake Energy Corp.+		126,720

		OIL & GAS U.S. ROYALTY TRUST	0.80%
3,300		San Juan Basin Royalty Trust		129,756

		RETAIL - APPAREL	0.61%
2,375		JOS. A. Bank Clothiers, Inc.*		99,750

		RETAIL - APPAREL/SHOE	1.86%
4,000		AnnTaylor Stores Corp.*+		149,320
4,000		Nordstrom, Inc.		153,320
				302,640
		RETAIL - DEPARTMENT STORES	1.20%
2,500		Federated Department Stores+		194,625

		TELECOMMUNICATIONS - EQUIPMENT	3.97%
6,000		American Tower Corp. Cl-A*+		204,840
5,000		Crown Castle International Corp.*+		168,250
3,000		Harris Corp.		139,710
6,000		Polycom Inc.*+		132,000
				644,800
		TELECOMMUNICATIONS - WIRELESS SERVICES	1.92%
4,800		American Movil - ADR+		177,168
7,600		Syniverse Holdings, Inc.*		134,596
				311,764
		TRANSPORTATION - AIRLINE	0.64%
4,000		Continental Airlines Cl. B*+		104,160

		TRANSPORTATION - EQUIPMENT MANUFACTURING	1.16%
2,000		Freightcar America, Inc.		133,800
3,000		Wabash National Corp.		54,300
				188,100

See accompanying notes to financial statements.

Equipointe Growth and Income Fund
Schedule of Investments (Continued)
April 30, 2006
(Unaudited)

Number of
Shares				Value
		TRANSPORTATION - RAIL	0.55%
2,000		Canadian National Railway		$ 89,820

		TRANSPORTATION - SERVICES	1.02%
5,300		UTI Worldwide, Inc.		165,307

		TRANSPORTATION - TRUCK	0.95%
8,000		Werner Enterprises, Inc.		153,440

		TRUCKS & PARTS - HEAVY DUTY	0.89%
2,000		Paccar, Inc.+		143,860

		WIRELESS SERVICE	1.03%
2,800		NII Holdings, Inc.*+		167,720

	TOTAL COMMON STOCK (Cost $15,500,338)			15,962,799

	CALL OPTIONS PURCHASED		0.02%
Number of
Contracts		Security, Exercise Price, Expiration Date
22		SiRF Technology Holdings, $40, June 2006		1,320
50		Zoran Corp., $25, June 2006		3,000

	TOTAL CALL OPTIONS PURCHASED (Cost $4,288)			4,320

	TOTAL INVESTMENTS (Cost $15,504,626)		98.37%	15,967,119
	CASH & OTHER ASSETS LESS LIABILITIES		1.63%	264,097

	TOTAL NET ASSETS		100.00%	$ 16,231,216

	*	Non-income producing security
	+	All or a portion of this security has been segregated to cover call options written
	ADR	American Depositary Receipt
	REIT	Real Estate Investment Trust

Number of				Unrealized
Contracts	FUTURES CONTRACTS			Depreciation
46		E-Mini NASDAQ 100 Contracts maturing
		June 2006 (Underlying Face Amount at
		Value $1,587,000)		$ (12,880)
24		E-Mini S&P 500 Contracts maturing
		June 2006 (Underlying Face Amount at
				(120)
Total Futures Contracts				$ (13,000)

See accompanying notes to financial statements.

Equipointe Growth and Income Fund
Schedule of Call Options Written
April 30, 2006
(Unaudited)
Number of
Contracts	Security, Exercise Price, Expiration Date	Value
70	AU Optronics Corp., $15 Call, July 2006	$ 14,980
48	America Movil - ADR, $35 Call, August 2006	19,200
20	American Science & Engineering, $85 Call, July 2006	16,200
60	American Tower Corp., $32.50 Call, July 2006	16,200
30	Anglogold Ltd., $55 Call, July 2006	12,000
40	Anntaylor Stores Corp., $40 Call, September 2006	9,600
25	Aquantive Inc., $25 Call, June 2006	4,375
21	BMC Software, Inc., $22.50 Call, August 2006	2,415
25	Bunge Ltd., $60, July 2006	1,625
50	Cameco Corp., $40 Call, June 06	15,000
50	Ceradyne Inc., $55 Call, June 06	13,000
30	Checkfree Corp., $55, August 2006	12,300
40	Chesapeake Energy Corp., $32.50, July 2006	7,400
30	ChevronTexaco Corp., $60, June 2006	6,600
40	Continental Airlines Cl.B., $25, June 2006	10,000
40	Countrywide Credit Ind.,Inc., $37.50, July 2006	15,600
30	Covance, Inc., $60, August 2006	8,700
30	Crown Castle International Corp., $35, July 2006	3,300
54	Cutera, Inc., $30, June 2006	5,400
30	Digital Insight Corp., $35, May 2006	3,300
25	Federated Department Stores, $75, May 2006	9,250
20	Fluor Corp., $90, July 2006	14,400
28	Giant Industries, Inc., $70, June 2006	18,200
50	Harmony Gold Mining Co., $15, August 2006	15,000
60	Immucor, Inc., $30, June 2006	6,900
60	Intersil Holding Corp., $30, July 2006	9,900
20	Intuitive Surgical, Inc., $120, July 2006	30,800
20	Ipsco, Inc., $100, September 2006	24,400
32	J2 Global Communications, Inc., $45, June 2006	16,320
80	LifeCell Corp., $22.50, June 2006	40,800
20	Merrill Lynch & Co., Inc., $80, July 2006	3,100
100	Micron Technology, Inc., $16, July 2006	18,000
30	Morgan Stanley, $65, July 2006	7,050
28	NII Holdings, Inc., $55, June 2006	17,080
60	Nektar Therapeutics, $20, August 2006	15,600
40	New Century Financial Corp., $50, August 2006	20,000
30	Newmont Mining Corp Holding Co., $55, June 2006	15,600
50	Novastar Financial, Inc., $30, June 2006	34,500
20	Paccar Inc., $75, May 2006	1,200
60	Polycom Inc., $22.50, July 2006	7,800
100	Qlogic Corp., $20, July 2006	18,000

See accompanying notes to financial statements.

Equipointe Growth and Income Fund
Schedule of Call Options Written (Continued)
April 30, 2006
(Unaudited)
Number of
Contracts	Security, Exercise Price, Expiration Date	Value
50	RPC, Inc., $25, June 2006	$ 18,000
50	Red Hat, Inc., $30, June 2006	7,000
51	Royal Gold, Inc., $35, May 2006	7,905
35	Sandisk Corp., $60, July 2006	28,700
20	SiRF Technology Holdings, $40, June 2006	1,200
20	Sunoco, Inc., $85, May 2006	2,500
40	Suntech Power Holdings Co. Ltd., $35, June 2006	10,800
30	Texas Industries, Inc., $60, July 2006	8,400
20	Textron, Inc., $90, June 2006	6,000
20	Transocean, Inc., $80 June 2006	10,800
60	Trident Microsystems, $30, July 2006	7,200
50	Under Armour, Inc., $30, July 2006	39,500
50	Vertex Pharmaceuticals, Inc., $40, July 2006	11,000
20	Vulcan Materials Co., $85, August 2006	10,800
30	Walters Industries, Inc., $70, June 2006	5,250
60	Xilinx, Inc., $27.50, September 2006	14,400
50	Zoran Corp., $22.50, June 2006	27,500

	TOTAL CALL OPTIONS WRITTEN
	(Premiums received $688,546)	$ 758,050

See accompanying notes to financial statements.

Equipointe Growth and Income Fund
Statement of Assets and Liabilities
April 30, 2006
(Unaudited)

ASSETS:
Investments, at value (cost $15,504,626)	$ 15,967,119
Cash	1,524,547
Deposit with broker	297,495
Receivable for securities sold	751,086
Receivable for capital stock sold	525
Due from adviser	6,854
Dividends and interest receivable	8,930
Prepaid expenses and other assets	35,752

Total assets	18,592,308

LIABILITIES:
Call options written, at value (premiums received $688,546)	758,050
Payable for securities purchased	1,518,232
Due to broker- variation margin	13,000
Payable for capital stock redeemed	3,500
Accrued distribution fees	3,429
Other accrued expenses	64,881

Total liabilities	2,361,092

NET ASSETS	$ 16,231,216

NET ASSETS CONSIST OF:
Paid-in capital	$ 15,313,859
Accumulated net investment loss	(40,247)
Accumulated net realized gain on investments	577,615
Net unrealized appreciation (depreciation) on:
Investments	462,493
Call options written	(69,504)
Futures contracts	(13,000)

NET ASSETS	$ 16,231,216

SHARES OUTSTANDING
($0.001 par value, unlimited shares authorized)	1,546,798

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
(Net assets divided by shares outstanding)	$ 10.49

See accompanying notes to financial statements.

Equipointe Growth and Income Fund
Statement of Operations
For the Six Months Ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:
Dividend income (net of withholding taxes of $3,564)	$ 100,203
Interest income	9,952
110,155
EXPENSES:
Legal fees	56,189
Administration and fund accounting fees	47,344
Investment advisory fees	40,508
Distribution fees	20,254
Registration & filing fees	11,596
Audit fees	11,284
Custody fees	9,443
Insurance expense	5,947
Trustees' fees	5,642
Reports to shareholders	4,915
Miscellaneous	2,839

Total expenses	215,961
Less fees waived and/or expenses reimbursed by the Adviser	(88,494)

Net expenses	127,467

Net investment loss	(17,312)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	1,429,995
Options written	(123,284)
Futures contracts	(54,555)
Change in net unrealized appreciation/(depreciation) on:
Investments	165,760
Options written	(29,876)
Futures contracts	25,080

Net realized and unrealized gain on investments	1,413,120

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,395,808

See accompanying notes to financial statements.

Equipointe Growth and Income Fund
Statement of Changes in Net Assets

	For the Six Months	February 14, 2005*
	Ended	to
	April 30, 2006	October 31, 2005
	(Unaudited)

OPERATIONS:
Net investment loss	$ (17,312)	$ (8,959)
Net realized gain (loss) on investments, options
written and futures contracts	1,252,156	(674,541)
Change in net unrealized appreciation on investments,
options written and futures contracts	160,964	219,025
Net increase (decrease) in nets assets
resulting from operations	1,395,808	(464,475)

DISTRIBUTIONS:
Net investment income
($0.01 and $0.00 per share, respectively)	(22,935)	-

CAPITAL SHARE TRANSACTIONS :
Shares sold	1,273,685	22,095,064
Shares reinvested	22,609	-
Shares redeemed	(3,034,643)	(5,083,897)
Net increase (decrease) from capital share transactions	(1,738,349)	17,011,167

TOTAL INCREASE (DECREASE) IN NET ASSETS	(365,476)	16,546,692

NET ASSETS:
Beginning of period	16,596,692	50,000

End of period	$ 16,231,216	$ 16,596,692

Undistributed net investment loss
included in net assets	$ (40,247)	$ -

TRANSACTIONS IN SHARES:
Shares sold	122,794	2,226,580
Shares reinvested	2,208	-
Shares redeemed	(294,536)	(515,248)
Net increase (decrease)	(169,534)	1,711,332

* Commencement of operations.

See accompanying notes to financial statements.

Equipointe Growth and Income Fund
Financial Highlights

For a Fund Share Outstanding Throughout Each Period*

	For the Six Months	February 14, 2005**
	Ended	to
	April 30, 2006	October 31, 2005
	(Unaudited)

Net asset value, beginning of period	$ 9.67	$ 10.00

Gain (loss) from investment operations:
Net investment loss	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	0.84	(0.32)
Total gain (loss) from investment operations	0.83	(0.33)

Less distributions to shareholders from:
Net realized gains	(0.01)	-

Net asset value, end of period	$ 10.49	$ 9.67

Total return(1)	8.63%	(3.30)%

Supplemental data and ratios:
Net assets, end of period (in 000's)	$ 16,231	$ 16,597
Ratio of expenses to average net assets:(2)
Before expense reimbursement	2.67%	3.29%
After expense reimbursement	1.57%	1.05%
Ratio of net investment loss to average net assets:(2)
Before expense reimbursement	(1.31)%	(2.32)%
After expense reimbursement	(0.21)%	(0.08)%
Portfolio turnover rate	377%	620%

*	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
**Commencement of operations.
(1)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(2) Annualized.

See accompanying notes to financial statements.

Equipointe Growth and Income Fund

Notes to Financial Statements

April 30, 2006

(Unaudited)

1.    Organization

Equipointe Growth and Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company.  The Fund is a series of shares of beneficial interest of the Equipointe Funds, a Delaware Statutory Trust organized on January 28, 2004.  The Fund’s investment objective is a combination of growth of capital and current income.  The Fund commenced operations on February 14, 2005.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.   Investment Valuation:  Common stocks and other equity-type securities are valued at the last trade price on the national securities exchange on which such securities are primarily traded, and with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price.  However, securities traded on a national securities exchange for which there were no transactions on a given day or securities not listed on a national securities exchange or NASDAQ are valued at the most recent bid prices.  Other exchange-traded securities (generally foreign securities) will be valued based on market quotations.  Any securities or other assets for which market quotations are not readily available or for which the Adviser believes do no reflect market value are valued at fair value as determined in good faith and in accordance with valuation and pricing procedures approved by the Board of Trustees.  Short-term fixed income securities (securities with an original maturity of no more than 365 days) held by a Fund are generally valued on an amortized cost basis, which approximates market value.

B.   Securities Transactions, Investment Income and Expenses:  Securities transactions are accounted for on a trade date basis.  Realized gains and losses from securities transactions are determined using the high cost method.  Interest income and expenses are accrued daily.  Dividend income is recorded on the ex-dividend date.

C.   Futures Contracts:  The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective.  Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At April 30, 2006, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts	Position	Unrealized Depreciation
June 2006	46 E-Mini NASDAQ 100	Long	$(12,880)
June 2006	24 E-Mini S&P 500	Long	(120)

D.   Written Options Contracts:  The Fund may write option contracts.  A written option obligates the Fund to deliver a call, or to receive a put, for the contract amount upon exercise by the holder of the option.  The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and premium received.  As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.

The following is a summary of the Fund’s written option activity:

	Number of Contracts	Premium
Outstanding at October 31, 2005	774	$ 215,771
Options written	9,021	2,573,679
Options exercised	(1,243)	(319,535)
Options expired	(349)	(99,523)
Options closed	(5,851)	(1,681,846)
Outstanding at April 30, 2006	2,352	$ 688,546

E.    Distributions to Shareholders:  Distributions to shareholders are recorded on the ex-dividend date.  Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/loss items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

F.    Federal Income Taxes:  The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis.

G.   Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period.  Actual results could differ from those estimates.

3.    Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Fund for the six months ended April 30,2006 are summarized below:

Purchases	$58,634,560
Sales	59,339,459

4.    Federal Tax Information

At April 30,2006, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Cost of investments	$14,895,271
Gross unrealized appreciation	$ 765,789
Gross unrealized depreciation	(451,991)
Net unrealized appreciation on investments	$ 313,798

As of October 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Long Term Losses	Unrealized Appreciation
$(633,430)	$177,914

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.

As of October 31, 2005, the Fund had available, for federal income tax purposes, $633,430 in unused capital loss carryforwards available to offset future capital gains expiring on October 31, 2013.

5.    Investment Advisory and Other Agreements

Prior to January 1, 2006, Trend Trader, LLC (“Trend Trader”) served as the investment adviser to the Fund. On December 31, 2005, Trend Trader transferred all of its assets and liabilities related to its investment advisory business to Seleznov Capital Advisors, LLC, the Fund’s investment adviser (“SCA” or the “Adviser”), a newly formed wholly owned subsidiary and registered investment adviser. The restructuring did not involve a change in actual control or management of the Fund's investment adviser and the same individuals continued to provide portfolio management services to the Fund. Because there was no actual change in control or management of the investment adviser, the restructuring was not an "assignment" of the Advisory Agreement as that term is defined in the Investment Company Act of 1940 or the Investment Advisers Act of 1940.

On April 11, 2006, by action of all of its Members effective that same day, Trend Trader spun off its 100 percent interest in SCA to the Members of Trend Trader, in direct proportion to each Member's interest in Trend Trader.

The Adviser assumed the duties and obligations of Trend Trader under the Investment Advisory Agreement between Trend Trader and Equipointe Funds with respect to the Fund dated January 18, 2005 (the "Advisory Agreement") and under the Supplement and Amendment to Expense Cap/Reimbursement Agreement dated December 28, 2005 (the “Expense Cap Agreement”). As compensation for its services, the Fund pays a monthly advisory fee at an annual rate of 0.50% of the Fund’s respective average daily net assets.  The Expense Cap Agreement stipulates that effective January 1, 2006 the Adviser will reimburse the Fund for annual operating expenses (excluding taxes, interest and brokerage commissions) to the extent necessary to ensure the Fund's operating expenses do not exceed 1.85% of the Fund’s average daily net assets.  Prior to January 1, 2006, the Adviser reimbursed the Fund for annual operating expenses (excluding taxes, interest and brokerage commissions) to the extent necessary to ensure the Fund's operating expenses do not exceed 1.05% of the Fund’s average daily net assets.

Additionally, subject to the discretion of the Board of Trustees, the Expense Cap Agreement allows the Adviser to recover amounts previously reimbursed to the Fund to the extent that the Fund’s expense ratio falls below the above indicated expense limitation.   The Board of Trustees has decided, and the Adviser has agreed, that all expenses recouped may only be recouped if the Fund is under the applicable expense cap, using a form of the “last in-first out” accounting method to determine the schedule of recoupment, so that expenses reimbursed under the lower fee cap will only be eligible for reimbursement if the expense ratio is below the prior fee cap level.  For example, the Adviser may recoup expenses reimbursed to the Fund after January 1, 2006 if the Fund’s annual operating expenses are below 1.85%.  On the other hand, the Adviser may not recoup expenses reimbursed to the Fund prior to January 1, 2006 unless the Fund’s annual operating expenses are below 1.05%.

The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation.  Under the agreement, the Adviser can only recover such amounts for a period of up to three years.  As of April 30, 2006, there was $350,850 of fee waivers and expense reimbursements subject to recapture by the Adviser through October 31 of the years below:

2008	2009
$262,356	$88,494

The expense limitation agreement will continue in effect through January 1, 2008 or will terminate at an earlier date upon the discretion of the Board of Trustees, unless extended, terminated, modified or revised by mutual written agreement of the Adviser and the Fund.

Trend Trader, LLC (the “Distributor”), an affiliate of the Adviser, serves as the principal distributor for the shares of the Fund pursuant to a Distribution Agreement (the “Distribution Agreement”).

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the Act.  The Plan provides that the Fund will compensate the Distributor for payments to dealers or others with a distribution fee at a rate of 0.25% of the Fund’s average daily net assets.  The fees payable under the Plan are used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund’s shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund’s shares; payments made for the preparation, printing and distribution of advertisements and sales literature; and payments made for the printing and distributing of prospectuses and shareholder reports to other than existing shareholders of the Fund.

Trend Trader, LLC also executes brokerage transactions on behalf of the Fund.  For the period ended April 30, 2006, Trend Trader, LLC received $131,528 from the Fund in brokerage commissions, contract charges and other transaction costs.

Certain officers and trustees of the Trust are also officers and/or directors of the Trust's Adviser.

6.    Commitments and Contingencies

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote

7.    Subsequent Events

SCA has entered into an executory agreement with Summit Wealth Management, Inc. (“Summit”) for the sale of SCA’s business relating to the management of the Fund’s assets (the “Transaction”).

In connection with the Transaction, the Board of Trustees of the Equipointe Funds (the Trust”) has approved the following items and will be submitting such items for review and approval at a special meeting of shareholders:

•      to elect trustees, 75% of whom will not be “interested persons” (as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940) of SCA or Summit;

•      to approve a new investment management agreement with Summit (“Investment Management Agreement”) pursuant to which Summit will receive advisory fees that, together with those of the sub-adviser, will be no greater than the current advisory fees being paid by the Fund to SCA; and

•      to approve a new investment sub-advisory agreement (“Sub-Advisory Agreement”) with SCA under which SCA will receive sub-advisory fees payable from Summit’s advisory fees.

Upon the consummation of the Transaction, SCA’s current advisory agreement with the Fund will terminate.  However, upon shareholder approval, Summit will become the investment adviser to the Fund under the newly-approved investment management agreement and SCA will become the investment sub-adviser to the Fund under the newly-approved investment sub-advisory agreement.  SCA will continue to be responsible for day-to-day management of the assets of the Fund.

Independent of the Transaction, it is anticipated that Trend Trader, LLC (“Trend Trader”), an affiliate of SCA that acts as the Fund’s broker-dealer and principal underwriter, will be sold to a person that is an affiliate of Summit upon approval by the NASD.  When Summit purchases Trend Trader, SCA and Trend Trader will no longer be affiliates of each other and Trend Trader will no longer be considered an affiliate of the Fund.  In reliance upon representations by Trend Trader and Summit that brokerage services will remain at the same high quality and that brokerage commissions, contract charges and fees will not change, the Board of Trustees has approved and ratified Trend Trader continuing to serve as the Fund’s broker-dealer, underwriter and distributor following this change of control and upon NASD approval of such change.  However, if the shareholders of the Fund approve the new Investment Management Agreement with Summit, Trend Trader will resume its status as an affiliated broker-dealer of the Fund because Trend Trader will be owned by a person that is an affiliate of Summit.

Proxy materials, which describe in greater detail the Transaction and each of the proposals and which seek shareholder approval of the Investment Management Agreement, the Sub-Advisory Agreement and the new Trustees, are expected to be sent to shareholders of the Fund in June 2006.  The special shareholders meeting is expected to be take place in July 2006, and the consummation of the Transaction as soon as practicable thereafter.

Equipointe Growth and Income Fund

Fund Expenses (Unaudited)

As a shareholder of the Fund you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (11/1/05)	Ending Account Value (4/30/06)	Expense Ratio (Annualized)	Expenses Paid During the Period* (11/1/05 to 4/30/06)
Actual	$1,000	$1,086.29	1.57%	$8.12
Hypothetical	1,000	1,017.01	1.57%	7.85

          *Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition (Unaudited)

April 30, 2006

	% of Net Assets		% of Net Assets
Common Stocks	98.35%	Energy	7.94
Consumer, Non-Cyclical	20.44	Communications	7.59
Industrial	18.08	Basic Materials	6.21
Technology	14.77	Utilities	2.03
Financial	12.16	Options	0.02
Consumer, Cyclical	9.13	Cash & Other Assets Less Liabilities	1.63

                                                                                                                                                           Total Net Assets                                                        100.00%

Equipointe Growth and Income Fund

Additional Information (Unaudited)

Board Approval of Advisory and Sub-Advisory Agreements

As described below and for the reasons set forth below, the Board has determined that it is in the best interests of the Trust and the Fund to retain Summit Wealth Management, Inc.  (“Summit”) as the investment adviser and Seleznov Capital Advisors, LLC (“SCA”) as the investment sub-adviser to the Fund.  For this reason the Board has approved a proposed investment company advisory agreement between Summit and the Trust, on behalf of the Fund, pursuant to which Summit would provide investment advice and certain other services to the Fund (the “Proposed Advisory Agreement”).  The Board has also approved a proposed investment sub-advisory agreement among Summit, SCA and the Trust, on behalf of the Fund, pursuant to which SCA would provide an investment program for the Fund's portfolio of securities (the “Proposed Sub-Advisory Agreement”).  The Proposed Advisory Agreement and Proposed Sub-Advisory Agreement presently are not in effect, and cannot become effective unless approved by the Fund shareholders at a meeting to be held on August 1, 2006, and other conditions are satisfied.

On April 26, 2006, the Board, including the Trustees of the Trust who are not “interested persons” (as that term is defined in the 1940 Act) of the Trust (the “Independent Trustees”), unanimously voted to approve the Proposed Agreements and to recommend the Proposed Agreements to the Fund’s shareholders for approval.

The Board, including a majority of the Independent Trustees (i.e., those Trustees not defined as “Interested Persons” in Section 2(a)(19) of the 1940 Act), concluded that the Proposed Advisory Agreement was in the best interests of the Fund and its shareholders, and did not impose an unfair burden on the Fund, and voted to recommend the Proposed Advisory Agreement to the shareholders for their approval, based on all data presented including the factors and considerations listed below.

  If approved by the shareholders, the Proposed Agreements will take effect on the latest to occur of (i) three business days after the date of such approval or (ii) on such other date as the Board of Trustees shall decide.  The Proposed Agreements will remain in effect for two years from the effective date and each will continue in effect thereafter with respect to the Fund only if its continuance is specifically approved at least annually (i) by the vote of a majority of the outstanding voting securities of the Fund or by the entire Board and (ii) by the vote, cast in person at a meeting called for that purpose, of a majority of the Independent Trustees.  If shareholders of the Fund do not approve the Proposed Advisory Agreement, Summit will not enter into the Proposed Sub-Advisory Agreement with respect to the Fund even if shareholders approve such Proposed Sub-Advisory Agreement.

Under the Proposed Advisory Agreement, Summit will provide investment management services and will be responsible for overseeing the investment sub-advisory services provided by SCA.  Under the Proposed Sub-Advisory Agreement, SCA will provide an investment program for the Fund's portfolio of securities.  Mark Seleznov, one of the two SCA portfolio managers currently managing the Fund, will continue to do so, following the same investment objectives and strategies currently in place.  SCA will be entitled to sub-advisory fees from the investment management fees that Summit will receive under the Proposed Advisory Agreement.  The aggregate fee rate paid by the Fund under the Proposed Agreements will be the same as the fee rate paid under its current Advisory Agreement with SCA (the “Current Agreement”).

In approving the Proposed Agreements, the Board is required to act solely in the best interests of the Fund and its shareholders in evaluating the terms of the Proposed Agreements.  The Board is required to judge the terms of the arrangements in light of those that would be reached as a result of arm’s-length bargaining.  The Board believes that the approval and retention of Summit as investment adviser to the Fund and SCA as investment sub-adviser to the Fund will be advantageous to the Fund shareholders for several reasons.  The Trustees considered all relevant and material matters in approving each of the Proposed Agreements, including the unrelated sale of SCA’s affiliated broker-dealer, Trend Trader, LLC.

At the Regular Meeting of the Board on December 28, 2005, the Board had entertained a request to raise the fee cap under SCA’s expense reimbursement arrangement from the then applicable level of 1.05% (0.80% for the Institutional Class). The new independent chair of the Board led a review of available data, including market comparables for funds of similar size and investment style, and a spirited discussion of the Board members.  The Board noted that the current Fund expense agreement was due to expire on February 1, 2006, potentially exposing the Fund to significant unreimbursed expenses at that time.  In exchange for a two year extension to the reimbursement agreement, the Board agreed to raise the expense cap to 1.85% (1.6% for the

Equipointe Growth and Income Fund

Additional Information (Unaudited) (Continued)

Institutional Class), in each case commensurate with market data.  The Board reserved the right to approve any reimbursement recovery by SCA.  This will enable the Board to ensure, for example, that expenses reimbursed by SCA while the cap was 1.05% (0.80% for the Institutional Class) were only recouped by SCA if the Fund expense ratio actually fell below the previously applicable 1.05% cap (0.80% for the Institutional Class).  Expenses reimbursed under the higher 1.85% (Institutional Class 1.6%) cap would be reimbursed at anytime the Fund was under the 1.85% (Institutional Class 1.6%) cap.  SCA has executed an undertaking, agreeing to this limitation.

At a Special Meeting of the Board on January 11, 2006, the Board had reviewed comparable brokerage commission and execution services (from 11 firms of various sizes providing various services and fee data and again found (echoing its October 2005 findings) that the brokerage fees, commissions and contract charges charged to the Fund by Trend Trader (the affiliated broker) were fair and reasonable, and the services received appropriate and consistent with best execution requirements.  The Board conducted its review in accordance with Rule 17e-1 under the 1940 Act and the Fund’s affiliated brokerage policy.  No changes to the fee schedule were deemed necessary by the Board at that time.

The Board considered the information presented by Summit at the Board’s March 24, 2006 meeting, and pursuant to the SEC’s rules applicable for consideration of advisory contracts, and the requirements under the Proxy rules, the Board analyzed the Proposed Agreements, and the consideration payable to SCA, and the unrelated potential sale of Trend Trader, Inc., the broker-dealer of the Fund and an affiliate of SCA, to an affiliate of Summit, using (but not limited to) the following criteria: (1) the nature, extent, and quality of the services to be provided by the investment adviser and subadviser; (2) the investment performance of the fund and the investment adviser and subadviser; (3) the costs of the services to be provided and profits to be realized by the investment adviser and subadviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale for the benefit of fund investors.

Applying these criteria, the Board considered facts and information addressing the following points:

(i)       the nature and quality of the services to be provided by Summit;

(ii)      the fees and expenses of the Fund and that there would be no increase in the management fee paid by the Fund;

(iii)     the experience and qualification of Summit personnel providing services;

(iv)     the financial strength and resources of Summit and its desire to increase its assets under management;

(v)       the difficulty of accurately projecting Summit's costs of providing the services under the Proposed Advisory Agreement and the profitability of Summit's services;

(vi)     whether the advisory fees payable to Summit are fair and reasonable in light of the services expected to be provided;

(vii)    the impact on the Fund's annual operating expense ratios, which would be capped at the current percentage levels disclosed in the prospectus for a period of two years in connection with the approval of Summit as the investment adviser to the Fund;

(viii)   Summit's code of ethics and whether such code was consistent with Rule 17j-1 under the 1940 Act and with the code of ethics of the Trust;

(ix)     the compliance history, reputation, qualifications and background of Summit as well as its chief compliance officer; and

(x)       the fact that under both the Current Agreement and the Proposed Advisory Agreement, the Fund does not realize economies of scale as it grows as there are no breakpoints on the management fee.

The Board also considered that:

(xi)     Summit and the Fund, subject to shareholder approval of each of the Proposed Agreements, will retain SCA to act as sub-adviser to the Fund.  SCA would continue to manage the Fund's investment portfolio on a

Equipointe Growth and Income Fund

Additional Information (Unaudited) (Continued)

day-to-day basis with one of the two same portfolio managers who are currently managing the Fund.  As a result, investors would still enjoy the application of Mark Seleznov’s investment style and expertise.

(xii)    The total management fee rate under the Proposed Agreements will be identical to the total management fee rate currently paid by the Fund.  The Board noted that these fee arrangements were reviewed on December 28, 2005 when the Board approved a new Expense Cap and Expense Reimbursement Agreement.  The Board further reviewed the expense and profitability data provided by Summit and was satisfied that the total fee paid was not excessive, and would be sufficient to allow Summit to provide an appropriate level of services to the Fund.

(xiii)   Although SCA will manage the Fund's assets as a sub-adviser, Summit will be responsible for the overall management of the Fund's operations, and it is expected that the Fund will benefit from Summit's experience and resources in managing another mutual fund.

(xiv)   Summit's expected contribution to the overall management of the Fund as adviser was satisfactory and determined that the advisory fee to be paid by the Fund to Summit was consistent with industry standards and the comparable fee data considered, and sufficient to sustain Summit's delivery of the advisory services.

(xv)     Summit had committed to maintain the fee caps on the Fund for a period of two years and to establish a segregated cash reserve account in the amount of $100,000 to remain in place for three years to pre-fund a portion of projected reimbursement costs.

(xvi)   The fees to be paid by the Fund pursuant to its distribution plans will not exceed the existing distribution and shareholder servicing fee currently paid by the Fund.

(xvii)  Summit's agreement to comply with the terms of Section 15(f) of the 1940 Act, so that there will be no “unfair burden” (as defined in the 1940 Act and discussed below) placed upon the Fund.

(xviii) The potential engagement of Summit was found by the Board not to impact the expenses or fees to be charged to the Fund and that given the respective services to be provided by Summit and SCA, the proposed sub-advisory and advisory fees were not excessive individually or in the aggregate, and were appropriate, individually and in the aggregate to compensate SCA and Summit for the services to be provided at the level that the Board has come to expect.

In determining whether or not it was appropriate to approve the Proposed Sub-Advisory Agreement with SCA and to recommend approval to shareholders, the Trustees considered, among other things, information about:  (i) SCA and its personnel with responsibilities for providing services to the Funds; (ii)  the terms of the Proposed Sub-Advisory Agreement; (iii) the scope, nature and quality of the services that SCA has historically provided to the Fund; (iv) the historical investment performance of the Fund over various periods on both an absolute basis and within certain categories of mutual funds compiled by third parties; and (v) the sub-advisory fee payable to SCA.   The Trustees also took into consideration its deliberations at its December 2005 meeting at which it approved the new Expense Cap/Expense Reimbursement Agreement and its ongoing meetings during the course of the prior year with the relevant investment personnel from SCA.  The Trustees noted that they were satisfied with the investment advisory services historically provided by SCA to the Fund.  The Board, including a majority of the Independent Trustees (i.e., those Trustees not defined as “Interested Persons” in Section 2(a)(19) of the 1940 Act), concluded that the Proposed Sub-Advisory Agreement was in the best interests of the Fund and its shareholders, and did not impose an unfair burden on the Fund, and voted to recommend the Proposed Sub-Advisory Agreement to the shareholders for their approval, based on all data presented as well as the following:

(i)       SCA's depth and strength in research and the quality of the portfolio management team and its commitment to maintain the same; and

(ii)      The Board further reviewed the expense and profitability data and was satisfied that the total fee to be paid was not excessive, and would be sufficient to allow SCA to provide an appropriate level of services to the Fund.

After extensive discussion, the Board found:

Equipointe Growth and Income Fund

Additional Information (Unaudited) (Continued)

               1.             the nature and extent and quality of the services to be provided by the Adviser (Summit) were acceptable and within industry norms for transactions of this sort;

               2.             the costs of the services provided and the profits realized by the Adviser and its affiliates from the relationship with the Fund, especially considering the likely expense reimbursement by the Adviser to the Fund for the foreseeable future, are acceptable and do not impose an unfair burden on the Fund;

               3.             the economies of scale to be realized as the Fund grows and leaves expense reimbursements are acceptable; and

               4.             the economies of scale to be realized for the benefit of Fund investors were considered and it is anticipated that Summit will be able to raise additional assets.

The Board reviewed comparative data that showed that the total of fees to be delivered by the Adviser and the Sub-adviser, given the size and expense ratio of the Fund were within industry norms and were acceptable.

The Board also found with respect to the Sub-adviser that the proposed Sub-advisory Agreement with SCA was acceptable and consistent with industry norms as presented at that meeting and that:

               5.             the nature and extent and quality of the services to be provided by the Sub-advisory (SCA) were acceptable and within the ambit of the investment advisory services that were expected SCA by the investors in the Fund;

               6.             the costs of the services provided and the profits realized by the Sub-adviser and its affiliates from the relationship with the Fund, especially considering the likely expense reimbursement by the Adviser to the Fund for the foreseeable future, were acceptable and within industry norms and do not impose an unfair burden on the Fund;

               7.             the economies of scale to be realized as the Fund grows and leaves expense reimbursements and the fact that SCA will not be responsible for such expense reimbursements or waivers; and

               8.             the economies of scale to be realized for the benefit of Fund investors as the Fund grows.

The Board approved the form of adviser and sub-adviser contracts contingent upon the following specific conditions being satisfied and subject in all instances to the approval of Fund shareholders and compliance with the Investment Company Act of 1940:

A.            Satisfactory presentation of the documents related to the Transaction, including the Purchase Agreement, the Advisory and Sub-Advisory Agreements, the Proxy Statement and the N-1A that have been accepted by Fund Counsel, SCA and Summit.

B.            The Board finds that the Advisory and Sub-Advisory fees and all other payments to the Adviser and Sub-Advisory fees and all other payments to the Adviser and Sub-adviser are fair and commensurate with the services to be provided and impose no unfair burden, and there have been no material changes to the facts supporting these conclusions.

C.            Summit has established a cash reserve account of $100,000 to meet the anticipated Fund reimbursements; the reserve account will remain in effect for three (3) years from the Closing.

D.            The Transaction does not depend upon utilizing any affiliated brokerage arrangements at any time in the next three (3) years.

Equipointe Growth and Income Fund

Additional Information (Unaudited) (Continued)

E.            Summit agrees that the expense cap of the Fund will not change during the next two (2) years.

F.            Summit agrees to maintain a 75% independent Board of Directors/Trustees.

The Board also instructed William Faust to have the nominating committee interview the Board nominees.

The Independent Trustees received advice from independent Fund legal counsel regarding their duties in approving investment advisory contracts.  Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved the Proposed Sub-Advisory Agreement and concluded that the compensation under the Proposed Sub-Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment.  The Board also approved a continuation of the Fund’s distribution agreement with Trend Trader following the sale of Trend Trader.

Section 15(f) of the 1940 Act provides that an investment adviser (such as SCA) to a registered investment company (such as the Trust) may receive any amount or benefit in connection with a sale of any interest in such investment adviser that results in a assignment of an advisory contract if the following two conditions are satisfied:  (1) for a period of three years after such assignment, at least 75% of the board of directors/trustees of the investment company cannot be “interested persons” (as defined in the 1940 Act) of the new or former investment adviser; and (2) no “unfair burden” may be imposed on the investment company as a result of the assignment or any express or implied  terms, conditions or understandings applicable to the transaction.  The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after a change of control whereby the investment adviser (or predecessor or successor adviser), or any interested person of any such adviser, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than ordinary fees for bona fide principal underwriting services).

The Board has been advised by SCA and Summit that they are not aware of any circumstances arising from the Transaction that might result in an unfair burden being imposed on the Fund.  With respect to the other condition, Summit will cause the Trust to comply with the requirements of Section 15(f) and will assure that after the Transaction, at least 75% of the Board of Trustees of the Trust are not “interested persons” of the new or former adviser for the applicable periods following completion of the Transaction.

Finally, at the April 26, 2006 Special meeting of the Board, the Board once again addressed the proposed Transaction and reviewed its conditions.  It noted that while proposed form N-1A was still being drafted, the rest of conditions A, B, C, D, E and F had been satisfied.  The Board reiterated its findings that the Transaction and all related events did not impose any unfair burden on the Fund or its shareholders and instructed that all matters should be presented via proxy for shareholder vote.

In the event that the shareholders do not approve the Proposed Advisory or Sub-Advisory Agreement, the Trustees of the Trust will consider what alternatives may then be available.

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies relating to portfolio securities as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-841-0380 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-800-841-0380.

Item 2. Code of Ethics.  Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.  None.

Item 11.  Controls and Procedures.

(a)         Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that (1) the information required in filings on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, and (2) that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)    Not required for semi-annual reports.

(a)(2)    Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)    Not applicable.

(b)         Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Equipointe Funds

By (Signature and Title)

              /s/ Mark A. Seleznov

              Mark A. Seleznov, Chief Executive Officer

Date      7/10/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

              /s/ Mark A. Seleznov

              Mark A. Seleznov, Chief Executive Officer

Date      7/10/06

By (Signature and Title)

              /s/ Alex B. Seleznov

Alex B. Seleznov, Chief Financial Officer

Date      7/10/06

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